Trading assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Trading assets and liabilities
end of	2013	2012
Trading assets (CHF million)
Debt securities	110,116	135,871
Equity securities [1]	76,695	74,895
Derivative instruments [2]	31,603	33,208
Other	10,999	12,425
Trading assets	229,413	256,399
Trading liabilities (CHF million)
Short positions	40,161	51,303
Derivative instruments [2]	36,474	39,513
Trading liabilities	76,635	90,816
1 Including convertible bonds.
2 Amounts shown net of cash collateral receivables and payables.

Cash collateral receivables and payables
Cash collateral on derivative instruments

end of	2013	2012
Cash collateral – netted (CHF million) [1]
Cash collateral paid	23,870	36,662
Cash collateral received	20,500	33,373
Cash collateral – not netted (CHF million) [2]
Cash collateral paid	8,359	10,904
Cash collateral received	11,663	12,224
1 Recorded as cash collateral netting on derivative instruments in Note 26 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 22 – Other assets and other liabilities.

Bank
Trading assets and liabilities
end of	2013	2012
Trading assets (CHF million)
Debt securities	110,115	135,814
Equity securities [1]	76,835	74,945
Derivative instruments [2]	31,787	33,416
Other	10,999	12,427
Trading assets	229,736	256,602
Trading liabilities (CHF million)
Short positions	40,162	51,501
Derivative instruments [2]	36,650	39,590
Trading liabilities	76,812	91,091
1 Including convertible bonds.
2 Amounts shown net of cash collateral receivables and payables.

Cash collateral receivables and payables
Cash collateral on derivative instruments

end of	2013	2012
Cash collateral – netted (CHF million) [1]
Cash collateral paid	23,929	36,715
Cash collateral received	20,512	33,274
Cash collateral – not netted (CHF million) [2]
Cash collateral paid	8,359	10,904
Cash collateral received	11,664	12,224
1 Recorded as cash collateral netting on derivative instruments in Note 25 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 21 – Other assets and other liabilities.